DEFERRED REVENUE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
DEFERRED REVENUE
11.	DEFERRED REVENUE

At times, the Company may take payment in advance for services to be rendered. These amounts are held and recognized as the services are rendered.

	December 31, 2025	December 31, 2024
Deferred, revenue beginning	$86,681	$107,674
Revenue recognized	(90,781)	(21,852)
Unearned revenues received	223,426	1,744
Foreign exchange	(9,577)	(885)
	$209,749	$86,681
Current portion	$165,237	$18,542
Long term portion	44,512	68,139
	$209,749	$86,681

Deferred revenue of $165,237 as of December 31, 2025 is expected to be recognized as revenue within one year. The remaining is related to a long-term support and maintenance arrangement and will be recognized according to the terms of that arrangement over the next 2.5 years.